Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment

	December 31, 2011	December 31, 2012
Buildings	815,713	799,628
Plant and machinery	2,445,506	2,184,660
Furniture, fixtures and office equipment	31,358	32,057
Motor vehicles	8,066	7,185

	3,300,643	3,023,530
Less: accumulated depreciation	(523,539)	(734,927)
Construction in progress	1,095,257	798,690

	3,872,361	3,087,293